Segment Information (Details) - Schedule of Segment Information - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Net revenues:
Net revenues		$ 71,055	$ 67,435
Operating income:
Operating income		11,639	8,712
Cheers APPs Internet Business [Member]
Net revenues:
Net revenues		61,506	61,608
Operating income:
Operating income		10,580	7,959
Traditional Media Business [Member]
Net revenues:
Net revenues		9,549	5,827
Operating income:
Operating income		1,643	753
Segment Operating Income [Member]
Operating income:
Operating income		12,223	8,712
Unallocated item [Member]
Operating income:
Operating income	[1]	$ (584)

[1]	The unallocated item for the six months ended June 30, 2024 and 2023 presents the share-based compensation for employees, which is not allocated to segments.